THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 16, 2009 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON FEBRUARY 16, 2010.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [X]; Amendment Number: 3
   This Amendment (Check only one.):      [X] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Sandell Asset Management Corp.
Address:          40 West 57th Street, 26th Floor
                  New York, NY 10019

Form 13F File Number: 28-06499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard Gashler
Title:            General Counsel
Phone:            212-603-5700

Signature, Place, and Date of Signing:

     /s/ Richard Gashler         New York, New York        May 25, 2010
     -------------------         ------------------        ------------
          [Signature]              [City, State]              [Date]

This Amendment No. 3 amends and restates the original Form 13F filed on November 16, 2009, Amendment No.1 filed on February 16, 2010, and Amendment No. 2 filed on February 26, 2010.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     21

Form 13F Information Table Value Total:     $307,846 (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

   None.


AMENDED FILING QTR ENDED 9/30/09                                       FORM 13F
                                                                                                                (SEC USE ONLY)
                                                Name of Reporting Manager:  Sandell Asset Management

 Item 1:                      Item 2 :            Item 3:    Item 4:    Item 5:      Item 6:    Item 7:            Item 8:
 Name of Issuer               Title of Class      CUSIP     Fair Market Shares or   Investment Managers   Voting Authority (Shares)
                                                  Number      Value     Principal   Discretion   See   (a) Sole (b) Shared  (c) None
                                                            (X$1000)    Amount                 Instr. V

AMERICAN ORIENTAL BIOENGR IN   COM                028731107    1,694      348,496 SH   SOLE               348,496   -        -
BIONOVO INC                    COM                090643107      337      503,739 SH   SOLE               503,739   -        -
BJ SVCS CO                     COM                055482103   22,422    1,154,000 SH   SOLE             1,154,000   -        -
BORGWARNER INC                 COM                099724106    8,775      290,000 PUT  SOLE               290,000   -        -
CARDIUM THERAPEUTICS INC       COM                141916106      763      470,976 SH   SOLE               470,976   -        -
CHINACAST EDU CORP             COM                16946T109      545       75,000 SH   SOLE                75,000   -        -
ENVIRONMENTAL PWR CORP         COM NEW            29406L201       15       34,285 SH   SOLE                34,285   -        -
EPIQ SYS INC                   COM                26882D109    3,600      248,299 SH   SOLE               248,299   -        -
FAIR ISAAC CORP                COM                303250104   25,635    1,192,889 SH   SOLE             1,192,889   -        -
INFOSPACE INC                  COM PAR $.0001     45678T300   17,190    2,226,621 SH   SOLE             2,226,621   -        -
INOVIO BIOMEDICAL CORP         COM                45773H102      240      153,125 SH   SOLE               153,125   -        -
JOHNSON CTLS INC               COM                478366107   12,269      480,000 PUT  SOLE               480,000   -        -
MAXWELL TECHNOLOGIES INC       COM                577767106    3,648      197,948 SH   SOLE               197,948   -        -
PEROT SYS CORP                 CL A               714265105   17,464      588,000 SH   SOLE               588,000   -        -
PROSPECT MEDICAL HOLDINGS IN   COM                743494106    1,290      300,000 SH   SOLE               300,000   -        -
PSIVIDA CORP                   COM                74440J101      698      214,764 SH   SOLE               214,764   -        -
SCHERING PLOUGH CORP           COM                806605101  112,418    3,979,400 SH   SOLE             3,979,400   -        -
SEPRACOR INC                   COM                817315104   15,080      658,500 SH   SOLE               658,500   -        -
SPDR TR                        UNIT SER 1         78462F103      211        2,000 SH   SOLE                 2,000   -        -
WYETH                          COM                983024100   63,397    1,305,000 SH   SOLE             1,305,000   -        -
ZIX CORP                       COM                98974P100      155       70,670 SH   SOLE                70,670   -        -


                                             Value Total    $307,846

                                             Entry Total:         21
